Restrictions on Cash and Due From Banks Narrative Data (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Federal reserve contracted clearing balance	$ 0	$ 1,000,000
Federal reserve balance requirement	$ 604,000	$ 546,000